Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Net Loss per Common Share, Basic and Diluted

In accordance with the two-class method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Year ended December 31, 2020	Period from March 6, 2019 (Date of Inception) through December 31, 2019
Net income (loss)	$(3,198,141)	$360,451
Less: net income attributable to common stock subject to redemption	(559,724)	(1,006,622)

Net loss attributable to common stockholders	$(3,757,865)	$(646,171)

Weighted-average common shares outstanding, basic and diluted	5,263,939	4,836,966

Net loss per share common share, basic and diluted	$(0.71)	$(0.13)